BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
September 30, 2020

	Shares	Value
COMMON STOCKS - 81.5%
AUSTRALIA - 3.6%
Airports - 0.9%
Sydney Airport	91,818	$389,903
Diversified - 1.1%
Dexus	75,305	482,323
Toll Roads - 1.6%
Transurban Group	66,406	678,065
Total AUSTRALIA		1,550,291
BRAZIL - 1.4%
Ports - 0.5%
Hidrovias do Brasil SA (n)	154,866	199,928
Rail - 0.9%
Rumo SA (n)	116,383	395,411
Total BRAZIL		595,339
CANADA - 5.5%
Office - 0.6%
Allied Properties Real Estate Investment Trust	9,305	250,523
Pipelines - 3.2%
Enbridge, Inc.	29,400	858,894
Enbridge, Inc.	5,077	148,248
Pembina Pipeline Corp.	11,000	233,457
TC Energy Corp.	3,476	146,062
Total Pipelines		1,386,661
Rail - 1.0%
Canadian Pacific Railway Ltd.	1,500	456,292
Residential - 0.7%
Boardwalk Real Estate Investment Trust	4,579	94,396
InterRent Real Estate Investment Trust	23,179	219,335
Total Residential		313,731
Total CANADA		2,407,207
CHINA - 0.9%
Gas Utilities - 0.5%
China Gas Holdings Ltd.	66,754	191,030
Water - 0.4%
Guangdong Investment Ltd.	113,500	180,463
Total CHINA		371,493
FRANCE - 1.8%
Office - 0.4%
Gecina SA	1,180	155,555
Renewables/Electric Generation - 0.6%
Engie SA (n)	20,800	277,963
Retail - 0.3%
Unibail-Rodamco-Westfield	4,214	155,413
Toll Roads - 0.5%
Getlink SE (n)	15,700	212,678
Total FRANCE		801,609
GERMANY - 2.9%
Office - 0.2%
alstria office REIT-AG	7,633	106,063
Renewables/Electric Generation - 1.0%
RWE AG	11,077	414,829
Residential - 1.7%
Deutsche Wohnen SAG	5,730	286,383
Vonovia SE	6,493	445,117
Total Residential		731,500
Total GERMANY		1,252,392
HONG KONG - 3.7%
Diversified - 2.1%
CK Asset Holdings Ltd.	37,824	185,857
Sun Hung Kai Properties Ltd.	27,932	359,946
Swire Properties Ltd.	76,221	201,954
Wharf Real Estate Investment Company Ltd.	35,572	145,812
Total Diversified		893,569
Rail - 0.5%
MTR Corp Ltd.	43,976	218,249
Renewables/Electric Generation - 0.7%
CLP Holdings Ltd.	32,892	307,121
Retail - 0.3%
Hang Lung Properties Ltd.	55,843	142,319
Water - 0.1%
China Water Affairs Group Ltd.	78,005	61,447
Total HONG KONG		1,622,705
ITALY - 2.6%
Communications - 1.0%
Infrastrutture Wireless Italiane SpA (e)	39,800	439,088
Renewables/Electric Generation - 1.0%
Enel SpA	48,064	417,002
Toll Roads - 0.6%
Atlantia SpA (n)	16,482	258,130
Total ITALY		1,114,220
JAPAN - 5.7%
Airports - 0.2%
Japan Airport Terminal Company Ltd.	2,024	89,668
Hotel - 0.5%
Japan Hotel REIT Investment Corp.	464	229,264
Industrial - 0.9%
GLP J-REIT	128	197,004
LaSalle Logiport REIT	126	210,992
Total Industrial		407,996
Office - 2.7%
Daiwa Office Investment Corp.	40	228,905
Invesco Office J-Reit, Inc.	1,674	231,902
MCUBS MidCity Investment Corp.	379	292,637
Mitsui Fudosan Company Ltd.	24,233	421,695
Total Office		1,175,139
Rail - 0.7%
East Japan Railway Co.	4,900	301,344
Renewables/Electric Generation - 0.7%
Chubu Electric Power Company, Inc.	24,100	293,139
Total JAPAN		2,496,550
MEXICO - 1.4%
Airports - 0.9%
Grupo Aeroportuario del Pacifico SAB de CV	49,982	401,004
Toll Roads - 0.5%
Promotora y Operadora de Infraestructura SAB de CV (n)	30,493	214,457
Total MEXICO		615,461
SINGAPORE - 1.2%
Datacenters - 0.3%
Keppel DC REIT	51,873	110,875
Diversified - 0.6%
City Developments Ltd.	43,874	246,988
Office - 0.3%
Keppel REIT	194,629	153,559
Total SINGAPORE		511,422
SPAIN - 1.4%
Communications - 0.7%
Cellnex Telecom SA (e)	4,889	296,777
Diversified - 0.3%
Merlin Properties Socimi SA	17,800	148,472
Toll Roads - 0.4%
Ferrovial SA	7,466	181,353
Total SPAIN		626,602
SWEDEN - 0.5%
Diversified - 0.5%
Hufvudstaden AB	16,086	223,513
Total SWEDEN		223,513
SWITZERLAND - 1.2%
Airports - 1.2%
Flughafen Zurich AG	3,700	507,684
Total SWITZERLAND		507,684
UNITED KINGDOM - 4.1%
Electricity Transmission & Distribution - 1.7%
National Grid PLC	62,833	721,713
Industrial - 0.7%
Tritax Big Box REIT PLC	144,567	288,716
Office - 0.6%
Derwent London PLC	8,393	277,888
Retail - 0.5%
Capital & Counties Properties PLC	141,317	203,595
Water - 0.6%
Pennon Group PLC	21,500	286,047
Total UNITED KINGDOM		1,777,959
UNITED STATES - 43.6%
Communications - 4.1%
American Tower Corp.	5,028	1,215,418
SBA Communications Corp.	1,800	573,264
Total Communications		1,788,682
Datacenters - 1.4%
CyrusOne, Inc.	3,466	242,724
Digital Realty Trust, Inc.	2,400	352,224
Total Datacenters		594,948
Electricity Transmission & Distribution - 2.5%
PG&E Corp. (n)	55,220	518,516
Sempra Energy	4,900	579,964
Total Electricity Transmission & Distribution		1,098,480
Gas Utilities - 1.1%
NiSource, Inc.	21,200	466,400
Healthcare - 2.5%
Physicians Realty Trust	7,757	138,928
Ventas, Inc.	8,254	346,338
Welltower, Inc.	10,773	593,484
Total Healthcare		1,078,750
Hotel - 1.6%
Apple Hospitality REIT, Inc.	20,341	195,477
Host Hotels & Resorts, Inc.	32,444	350,071
Pebblebrook Hotel Trust	13,020	163,140
Total Hotel		708,688
Industrial - 3.3%
Eastgroup Properties, Inc.	1,638	211,843
Prologis, Inc.	10,220	1,028,336
Rexford Industrial Realty, Inc.	3,847	176,039
Total Industrial		1,416,218
Manufactured Homes - 0.4%
Sun Communities, Inc.	1,366	192,073
Midstream - 2.4%
Cheniere Energy, Inc. (n)	8,660	400,698
Targa Resources Corp.	10,237	143,625
The Williams Companies, Inc.	26,086	512,590
Total Midstream		1,056,913
Net Lease - 1.8%
Essential Properties Realty Trust, Inc.	645	11,816
Four Corners Property Trust, Inc.	5,618	143,765
MGM Growth Properties LLC	4,408	123,336
National Retail Properties, Inc.	6,233	215,101
VICI Properties, Inc.	12,435	290,606
Total Net Lease		784,624
Office - 1.9%
Cousins Properties, Inc.	12,762	364,865
Douglas Emmett, Inc.	4,988	125,199
Hudson Pacific Properties, Inc.	10,017	219,673
Kilroy Realty Corp.	2,025	105,219
Total Office		814,956
Pipeline (MLP) - 2.1%
Energy Transfer LP	26,527	143,776
Enterprise Products Partners LP	9,498	149,973
Magellan Midstream Partners LP	4,418	151,096
MPLX LP	8,959	141,015
Plains All American Pipeline LP	23,476	140,387
Western Midstream Partners LP	20,356	162,848
Total Pipeline (MLP)		889,095
Pipelines - 0.3%
Kinder Morgan, Inc.	12,091	149,082
Rail - 1.3%
CSX Corp.	7,500	582,525
Renewables/Electric Generation - 10.5%
Ameren Corp.	8,000	632,640
American Electric Power Company, Inc.	6,300	514,899
CMS Energy Corp.	6,815	418,509
Entergy Corp.	4,654	458,559
FirstEnergy Corp.	10,285	295,282
NextEra Energy, Inc.	5,900	1,637,604
Xcel Energy, Inc.	9,000	621,090
Total Renewables/Electric Generation		4,578,583
Residential - 3.3%
American Homes 4 Rent	8,733	248,716
Camden Property Trust	5,100	453,798
Essex Property Trust, Inc.	1,819	365,237
Mid-America Apartment Communities, Inc.	2,979	345,415
Total Residential		1,413,166
Retail - 1.0%
Regency Centers Corp.	5,649	214,775
Simon Property Group, Inc.	3,375	218,295
Total Retail		433,070
Self Storage - 0.4%
CubeSmart	4,806	155,282
Water - 1.7%
American Water Works Company, Inc.	5,100	738,888
Total UNITED STATES		18,940,423
Total COMMON STOCKS
(Cost $33,866,363)		35,414,870
	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.3%
UNITED STATES - 0.3%
Datacenters - 0.1%
QTS Realty Trust, Inc., Series B, 6.50%	213	30,127
Net Lease - 0.1%
EPR Properties, Series C, 5.75%	1,800	35,622
Office - 0.1%
Equity Commonwealth, Series D, 6.50%	1,317	38,259
Total UNITED STATES		104,008
Total CONVERTIBLE PREFERRED STOCKS
(Cost $95,685)		104,008
	Principal Amount (000s)	Value
REAL ASSET DEBT - 14.2%
CANADA - 0.9%
Basic Industrial - 0.2%
Cascades, Inc., 5.38%, 01/15/28 (e)	$75	$78,844
Energy - 0.2%
Cenovus Energy, Inc., 4.25%, 04/15/27	15	13,561
Cenovus Energy, Inc., 5.38%, 07/15/25	25	24,061
MEG Energy Corp., 6.50%, 01/15/25 (e)	25	24,523
Total Energy		62,145
Metals & Mining - 0.2%
Kinross Gold Corp., 4.50%, 07/15/27	75	85,064
Oil Gas Transportation & Distribution - 0.1%
Parkland Corp., 6.00%, 04/01/26 (e)	42	43,995
Utility - 0.2%
Emera, Inc., 6.75%, 06/15/76 (v)	85	94,350
Total CANADA		364,398
UNITED STATES - 13.3%
Construction & Building Materials - 1.2%
Ashton Woods USA LLC, 6.63%, 01/15/28 (e)	50	50,250
Beazer Homes USA, Inc., 5.88%, 10/15/27	25	25,312
Forestar Group, Inc., 5.00%, 03/01/28 (e)	25	25,250
Lennar Corp., 4.75%, 11/29/27	50	57,087
M/I Homes, Inc., 4.95%, 02/01/28	75	77,250
NVR, Inc., 3.00%, 05/15/30	35	37,794
PulteGroup, Inc., 5.00%, 01/15/27	50	56,563
Taylor Morrison Communities, Inc., 5.13%, 08/01/30 (e)	15	15,975
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (e)	50	55,000
Toll Brothers Finance Corp., 4.35%, 02/15/28	100	108,500
Total Construction & Building Materials		508,981
Energy - 0.6%
Devon Energy Corp., 7.95%, 04/15/32	15	19,410
EQT Corp., 8.75%, 02/01/30	31	36,580
Indigo Natural Resources LLC, 6.88%, 02/15/26 (e)	19	18,481
Occidental Petroleum Corp., 3.50%, 08/15/29	125	95,775
Occidental Petroleum Corp., 8.88%, 07/15/30	38	39,140
Parsley Energy LLC, 4.13%, 02/15/28 (e)	25	23,500
Southwestern Energy Co., 6.45%, 01/23/25	25	24,219
WPX Energy, Inc., 4.50%, 01/15/30	25	24,578
Total Energy		281,683
Health Facilities - 0.6%
HCA, Inc., 5.25%, 06/15/26	85	99,169
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	75	83,430
Service Corporation International, 4.63%, 12/15/27	50	52,959
Tenet Healthcare Corp., 4.88%, 01/01/26 (e)	25	25,454
Total Health Facilities		261,012
Infrastructure Services - 0.0%
United Rentals North America, Inc., 5.50%, 05/15/27	25	26,531
Leisure - 0.8%
Boyd Gaming Corp., 6.38%, 04/01/26	75	78,089
Cedar Fair LP, 5.50%, 05/01/25 (e)	75	77,250
GLP Capital LP, 5.38%, 04/15/26	50	55,415
MGM Growth Properties Operating Partnership LP, 4.50%, 09/01/26	75	76,089
VICI Properties LP, 4.63%, 12/01/29 (e)	75	76,312
Total Leisure		363,155
Media - 1.4%
CCO Holdings LLC, 4.75%, 03/01/30 (e)	200	211,750
Comcast Corp., 3.38%, 08/15/25	50	55,736
Cox Communications, Inc., 3.50%, 08/15/27 (e)	150	168,000
CSC Holdings LLC, 5.25%, 06/01/24	150	160,875
Total Media		596,361
Metals & Mining - 0.2%
Freeport-McMoRan, Inc., 4.25%, 03/01/30	25	25,625
Newmont Corp., 2.80%, 10/01/29	50	53,848
Total Metals & Mining		79,473
Oil Gas Transportation & Distribution - 2.4%
Antero Midstream Partners LP, 5.38%, 09/15/24	50	42,750
Boardwalk Pipelines LP, 3.40%, 02/15/31	100	98,016
Buckeye Partners LP, 4.13%, 12/01/27	25	23,687
Cheniere Energy, Inc., 4.63%, 10/15/28 (e)	35	35,919
Crestwood Midstream Partners LP, 5.63%, 05/01/27 (e)	25	22,332
Enable Midstream Partners LP, 4.15%, 09/15/29	81	75,096
Energy Transfer Operating LP, 4.75%, 01/15/26	50	53,248
EnLink Midstream LLC, 5.38%, 06/01/29	40	32,400
EnLink Midstream Partners LP, 5.45%, 06/01/47	60	37,800
Global Partners LP, 7.00%, 08/01/27	25	25,478
Holly Energy Partners LP, 5.00%, 02/01/28 (e)	63	61,425
Kinder Morgan, Inc., 4.30%, 03/01/28	50	56,898
NuStar Logistics LP, 5.75%, 10/01/25	28	28,918
ONEOK, Inc., 3.10%, 03/15/30	61	58,679
Phillips 66 Partners LP, 3.15%, 12/15/29	29	28,619
Plains All American Pipeline LP, 3.55%, 12/15/29	105	101,480
Targa Resources Partners LP, 5.25%, 05/01/23	100	99,770
The Williams Companies, Inc., 3.75%, 06/15/27	28	30,726
Western Midstream Operating LP, 4.10%, 02/01/25	50	47,625
Western Midstream Operating LP, 5.05%, 02/01/30	75	72,995
Total Oil Gas Transportation & Distribution		1,033,861
Real Estate - 1.5%
American Homes 4 Rent LP, 4.25%, 02/15/28	100	113,352
Essex Portfolio LP, 3.38%, 04/15/26	75	83,303
Highwoods Realty LP, 3.88%, 03/01/27	50	54,239
iStar, Inc., 4.25%, 08/01/25	58	54,094
iStar, Inc., 5.50%, 02/15/26	100	93,720
Kilroy Realty LP, 4.38%, 10/01/25	50	55,203
Lexington Realty Trust, 2.70%, 09/15/30	25	25,487
Mid-America Apartments LP, 3.60%, 06/01/27	50	55,725
Service Properties Trust, 4.95%, 02/15/27	40	35,600
Starwood Property Trust, Inc., 5.00%, 12/15/21	100	99,000
Total Real Estate		669,723
Telecommunication Services - 2.1%
American Tower Corp., 3.60%, 01/15/28	125	140,213
AT&T, Inc., 3.80%, 02/15/27	50	56,412
Cablevision Lightpath LLC, 3.88%, 09/15/27 (e)	25	25,000
Crown Castle International Corp., 3.80%, 02/15/28	125	141,814
Digital Realty Trust LP, 3.70%, 08/15/27	49	55,071
Equinix, Inc., 5.38%, 05/15/27	50	54,481
Level 3 Financing, Inc., 4.63%, 09/15/27 (e)	125	128,437
T-Mobile USA, Inc., 4.75%, 02/01/28	150	160,461
Verizon Communications, Inc., 4.33%, 09/21/28	50	60,625
Zayo Group Holdings, Inc., 4.00%, 03/01/27 (e)	100	98,423
Total Telecommunication Services		920,937
Transportation - 0.1%
Union Pacific Corp., 2.75%, 03/01/26	50	54,832
Utility - 2.4%
American Electric Power Company, Inc., 4.30%, 12/01/28	125	147,591
Entergy Corp., 2.95%, 09/01/26	71	78,315
FirstEnergy Corp., 3.90%, 07/15/27	125	137,432
NRG Energy, Inc., 6.63%, 01/15/27	100	105,750
Pacific Gas and Electric Co., 2.50%, 02/01/31	125	118,934
Pattern Energy Operations LP, 4.50%, 08/15/28 (e)	56	58,100
Sempra Energy, 3.40%, 02/01/28	125	137,477
Talen Energy Supply LLC, 6.63%, 01/15/28 (e)	25	24,219
The AES Corp., 6.00%, 05/15/26	125	131,303
The Southern Co., 3.25%, 07/01/26	74	82,574
Total Utility		1,021,695
Total UNITED STATES		5,818,244
Total REAL ASSET DEBT
(Cost $5,816,910)		6,182,642
	Shares	Value
PREFERRED STOCKS - 1.8%
UNITED STATES - 1.8%
Datacenters - 0.1%
Digital Realty Trust, Inc. Series K, 5.85%	600	16,530
Digital Realty Trust, Inc., Series L, 5.20%	1,673	45,472
Total Datacenters		62,002
Diversified - 0.3%
Armada Hoffler Properties, Inc., Series A, 6.75%	700	17,150
PS Business Parks, Inc., Series X, 5.25%	1,629	43,560
PS Business Parks, Inc., Series Y, 5.20%	1,162	30,793
PS Business Parks, Inc., Series Z, 4.88%	1,427	38,158
Total Diversified		129,661
Hotel - 0.1%
Hersha Hospitality Trust, Series D, 6.50%	1,200	17,244
Pebblebrook Hotel Trust, Series C, 6.50%	800	18,376
Sunstone Hotel Investors, Inc., Series E, 6.95%	300	7,473
Sunstone Hotel Investors, Inc., Series F, 6.45%	300	7,353
Total Hotel		50,446
Industrial - 0.1%
Rexford Industrial Realty, Inc., Series B, 5.88%	648	17,418
Rexford Industrial Realty, Inc., Series C, 5.63%	1,454	38,967
Total Industrial		56,385
Net Lease - 0.5%
EPR Properties, Series G, 5.75%	986	18,744
Global Net Lease, Inc., Series A, 7.25%	1,151	29,580
Global Net Lease, Inc., Series B, 6.88%	1,325	33,377
Monmouth Real Estate Investment Corp., Series C, 6.13%	2,046	50,700
National Retail Properties, Inc., Series F, 5.20%	1,388	35,644
Spirit Realty Capital, Inc., Series A, 6.00%	1,318	34,729
Total Net Lease		202,774
Office - 0.1%
Vornado Realty Trust, Series M, 5.25%	1,402	35,555
Residential - 0.2%
American Homes 4 Rent, Series F, 5.88%	1,373	36,055
American Homes 4 Rent, Series G, 5.88%	1,367	36,540
Total Residential		72,595
Retail - 0.2%
Saul Centers, Inc., Series E, 6.00%	719	17,903
SITE Centers Corp., Series K, 6.25%	1,100	27,412
Urstadt Biddle Properties, Inc., Series K, 5.88%	777	18,493
Total Retail		63,808
Self Storage - 0.2%
Public Storage, Series H, 5.60%	1,048	29,554
Public Storage, Series I, 4.88%	1,050	28,392
Public Storage, Series L, 4.63%	700	18,844
Public Storage, Series M, 4.13%	363	9,412
Public Storage, Series N, 3.88%	700	17,360
Total Self Storage		103,562
Total UNITED STATES		776,788
Total PREFERRED STOCKS
(Cost $611,500)		776,788
Total Investments - 97.8%
(Cost $40,390,458)		42,478,308
Other Assets in Excess of Liabilities - 2.2%		962,830
TOTAL NET ASSETS - 100.0%		$43,441,138
LLC— Limited Liability Company
LP— Limited Partnership
MLP— Master Limited Partnership
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the total value of all such securities was $2,084,304 or 4.8% of net assets.

(n) - Non-income producing security.
(v) - Variable rate security –Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2020:

Brookfield Real Assets Securities Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$1,550,291	$-	$1,550,291
Brazil	595,339	-	-	595,339
Canada	2,407,207	-	-	2,407,207
China	-	371,493	-	371,493
France	-	801,609	-	801,609
Germany	-	1,252,392	-	1,252,392
Hong Kong	-	1,622,705	-	1,622,705
Italy	-	1,114,220	-	1,114,220
Japan	-	2,496,550	-	2,496,550
Mexico	615,461	-	-	615,461
Singapore	-	511,422	-	511,422
Spain	-	626,602	-	626,602
Sweden	-	223,513	-	223,513
Switzerland	-	507,684	-	507,684
United Kingdom	-	1,777,959	-	1,777,959
United States	18,940,423	-	-	18,940,423
Total Common Stocks	22,558,430	12,856,440	-	35,414,870
Convertible Preferred Stocks:
United States	68,386	35,622	-	104,008
Real Asset Debt:
Canada	-	364,398	-	364,398
United States	-	5,818,244	-	5,818,244
Total Real Asset Debt	-	6,182,642	-	6,182,642
Preferred Stocks:
United States	769,435	7,353	-	776,788
Total	$23,396,251	$19,082,057	$-	$42,478,308

For further information regarding security characteristics of each Fund, see the Schedule of Investments.